Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (16,951,657)	$ (273,875)
Adjustments to reconcile net income to net cash provided by operating activities:
Net loss on long-term investment	612,527	0
Loss from disposal of subsidiary	8,068,807	0
Bad debt expense and credit loss	3,486	0
Stock compensation expense	7,060,500	0
Interest expense of convertible notes	288,554	0
Changes in operating assets and liabilities:
Net (increase) in accounts receivable	(528,207)	0
Net (increase) in other receivables and prepayments	(205,597)	0
Net (increase) in advance to supplier	(427)	0
Net increase in accounts payable	520,599	0
Net increase in accrued expenses and other current liabilities	871,984	102,800
Net increase in accrued payroll and welfare	1,308	0
Net increase in advance from customers	7,137	0
Net increase in Income tax payable	602	0
Net cash used in operating activities- continuing operations	(250,384)	(171,075)
Net cash provided by/(used in) operating activities- discontinued operations	3,370,083	(661,746)
Net cash provided by/(used in) operating activities	3,119,699	(832,821)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(21,234,623)	0
Net cash used in investing activities-continuing operations	(21,234,623)	0
Net cash (used in)/provided by investing activities-discontinued operations	(89,815)	119,431
Net cash (used in)/provided by investing activities	(21,324,438)	119,431
Cash flows from financing activities:
Proceeds from share issuance, net of issuance costs	20,920,900	0
Net repayment for due to related parties	(500)	0
Net cash provided by financing activities-continuing operations	20,920,400	0
Net cash used in financing activities-discontinued operations	(2,282,812)	(934,284)
Net cash provided by/(used in) financing activities	18,637,588	(934,284)
Effect of exchange rate changes on cash	777,486	(859,482)
Net increase/(decrease) in cash and restricted cash	1,210,335	(2,507,156)
Cash and cash equivalents and restricted cash at beginning of the period	3,819,210	4,113,304
Cash and cash equivalents at end of the period	5,029,545	1,606,148
Cash and cash equivalent of continuing operations at end of the period	82,696	14,727
Less: Cash, cash equivalents of discontinued operations at end of the period	$ (4,946,849)	$ (1,591,421)